Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
7.	LEASES

The Group leased facilities for office, research and development and manufacturing facilities in China and Taiwan. Most of the lease facilities in Taiwan were leased from the related parties. In December 2019, the land use right of gross value of RMB 16,494 thousand ($2,528) for 50 years was acquired from Taizhou Resource Bureau in China. As of December 31, 2024 and 2025, the net carrying values of the acquired Taizhou land use rights were RMB 14,845 thousand ($2,034) and RMB 14,515 thousand ($2,076), respectively. This asset was reclassified as restricted assets after the Taizhou Intermediate People’s Court seized the land use right in January 2024 due to litigation with the Taizhou Bay New District Administrative Committee. See Notes 18 for the detail. In February 2024, May 2024, January 2025 and December 2025, the Group renewed the lease agreement with the related party, Zhao Jian Fu Co., Ltd. and Ms. Kuo to lease an office in Taiwan, continuously. Lease terms vary based on the nature of operations and the market dynamics; however, all leased facilities are classified as operating leases with remaining lease terms between 0.17 to 4 years except for the land use rights acquired from the Bureau of Land and Resources in Taizhou, China with remaining lease terms of 44 years. See Note 17 for related party lease obligations due and related party lease costs.

Supplemental information related to leases was as follows:

	Years ended December 31,
	2023	2024	2025
Operating fixed lease cost	$180	$175	$179

Supplemental cash flow information related to leases was as follows:

	Years ended December 31,
	2023	2024	2025
Cash paid for amounts included in measurement of lease liabilities	$133	$129	$133
Non-cash operating lease liabilities arising from obtaining operating right-of-use assets	43	113	52

The maturities of lease liabilities as of December 31, 2025 were as follows:

Amount
2026	$82
2027	23
2028	2
2029	2
2030	-
Thereafter	-
Total lease payments	109
Less: imputed interest	(2)
Present value of minimum operating lease payments	$107

Weighted-average remaining lease terms and discount rates are as follows:

	2024	2025
Weighted-average remaining lease term	1.15 years	1.73 years
Weighted-average discount rate	3.20%	3.05%